TRADE ACCOUNTS RECEIVABLE, NET - Changes in losses for impairment (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Estimated impairment losses for accounts receivable roll forward
Balance at beginning	R$ (1,498,134)	R$ (1,433,471)
Initial adoption IFRS 9 on 01.01.18		(364,456)
Supplement to estimated losses, net of resersal (Note 25)	(1,682,348)	(1,533,660)
Write-offs	1,547,577	1,833,453
Business combinations (Note 1 c.1)	(11,892)
Balance at ending	R$ (1,644,797)	R$ (1,498,134)